Severance Costs (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Schedule of Severance Costs

The Company incurred severance costs in 2018 and 2019. The costs recorded and paid are summarized as follows for the year ended December 31, 2019 (in thousands):

Balances at December 31, 2017	$—
Additional severance agreements	294
Payments	(74)

Balances at December 31, 2018	$220

Additional severance agreements	447
Payments	(667)

Balances at December 31, 2019	$—